Income Taxes - Additional Information (Detail) - CAD shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses [Line Items]
Current income taxes / provision due from related parties	CAD 184,000,000	CAD 224,000,000
Current income taxes / provision due from prepaid expenses and other assets	24,000,000	35,000,000
Payments in lieu of tax	CAD 2,600,000,000
Common shares subscribed	39,598
Value of common shares subscribed	CAD 2,600,000,000
Valuation allowance in respect of capital property	278,000,000	0
PILs [Member]
Income Tax Expenses [Line Items]
Deferred provision (recovery) for income taxes / PILs	(2,817,000,000)	10,000,000
Deferred provision (recovery) for income taxes / PILs from tax regime transition	2,798,000,000	0
PILs [Member] | CRA [Member]
Income Tax Expenses [Line Items]
Current income taxes / provision due from prepaid expenses and other assets	1,000,000	0
PILs [Member] | OEFC [Member]
Income Tax Expenses [Line Items]
Current income taxes / provision due from related parties	CAD 12,000,000	CAD 39,000,000